STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0%
California - 2.3%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2030	650,000		830,676
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	1,800,000		2,235,785
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2028	500,000		617,619
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2027	700,000		844,221
				4,528,301
Colorado - .1%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (National Jewish Federation) (LOC; JPMorgan Chase Bank NA) Ser. D6	0.01	9/1/2038	200,000	[a]	200,000
Illinois - 2.7%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000		623,433
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000		586,038
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,285,000		1,317,564
Chicago II, GO, Ser. A	5.00	1/1/2024	500,000		552,814
Illinois, GO	5.25	2/1/2029	2,000,000		2,216,240
				5,296,089
Indiana - .0%
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.03	10/1/2040	100,000	[a]	100,000
Kentucky - 1.7%
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	1,000,000		1,113,232
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	2,000,000		2,254,689
				3,367,921
Michigan - .1%
Grand Traverse County Hospital Finance Authority, Revenue Bonds, Refunding (Munson Healthcare Obligated Group) (LOC; PNC Bank NA) Ser. C	0.02	7/1/2041	100,000	[a]	100,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Nebraska - 1.1%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	2,000,000		2,275,995
New Jersey - 2.8%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) Ser. GGG	5.25	9/1/2024	1,425,000	[b]	1,640,791
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2026	725,000		887,569
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	625,000		782,455
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	875,000		1,108,028
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		1,117,755
				5,536,598
New York - 8.1%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	1,625,000		1,833,012
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	1,000,000		1,177,722
New York City, GO, Refunding, Ser. F2	3.24	8/1/2027	1,175,000		1,296,374
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,350,000		1,469,176
New York City Transitional Finance Authority, Revenue Bonds	5.00	5/1/2033	1,450,000		1,926,991
New York City Water & Sewer System, Revenue Bonds, Ser. BB	0.02	6/15/2049	300,000	[a]	300,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000		1,730,436
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[b]	2,489,966
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. A	4.00	3/15/2037	1,000,000		1,208,785
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	1,000,000		1,224,189

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
New York - 8.1% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,350,000		1,500,398
				16,157,049
Oregon - .1%
Oregon, GO, Refunding (Veterans Welfare) Ser. J	0.02	6/1/2039	265,000	[a]	265,000
Pennsylvania - 83.1%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University)	5.00	3/1/2026	1,000,000		1,195,838
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000		1,252,785
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000		886,357
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2031	1,190,000		1,580,308
Allegheny County Port Authority, Revenue Bonds, Refunding	5.00	3/1/2029	2,000,000		2,550,462
Boyertown Area School District, GO (Insured; State Aid Withholding)	5.00	4/1/2024	1,060,000	[c]	1,199,990
Capital Region Water, Revenue Bonds, Refunding	5.00	7/15/2026	750,000		896,067
Chartiers Valley School District, GO (Insured; State Aid Withholding) Ser. B	5.00	4/15/2025	1,500,000	[c]	1,764,666
Chester County, GO	4.00	7/15/2034	500,000		603,829
Chester County, GO	4.00	7/15/2036	500,000		600,534
Chester County Avon Grove School District, GO (Insured; State Aid Withholding) Ser. A	4.00	11/15/2037	1,000,000		1,200,256
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2037	910,000		1,098,706
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000		722,574

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 83.1% (continued)
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2039	970,000	1,165,316
Chester County Industrial Development Authority, Revenue Bonds (Longwood Gardens Project)	5.00	12/1/2034	375,000	485,527
Chester County Industrial Development Authority, Revenue Bonds (Longwood Gardens Project)	5.00	12/1/2033	740,000	961,458
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	2,500,000	3,090,406
Cumberland County Municipal Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2034	1,000,000	1,289,145
Cumberland County Municipal Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2032	1,000,000	1,304,363
Dallastown Area School District, GO, Refunding (Insured; State Aid Withholding)	5.00	4/15/2031	1,400,000	1,635,602
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000	1,195,612
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	1,046,491
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2028	425,000	507,121
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2027	745,000	874,882
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2029	355,000	427,139
Downingtown Area School District, GO (Insured; State Aid Withholding) Ser. C	5.00	8/1/2030	1,455,000	1,786,341
Easton Area School District, GO (Insured; State Aid Withholding) Ser. A	5.00	4/1/2029	1,090,000	1,316,422

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 83.1% (continued)
Erie County, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.50	9/1/2022	1,640,000	1,746,845
Erie Water Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.07	12/1/2026	275,000	288,582
Erie Water Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.16	12/1/2027	650,000	678,504
Franklin County, GO, Refunding	4.00	11/1/2032	1,205,000	1,406,255
Garnet Valley School District, GO, Refunding (Insured; State Aid Withholding)	4.00	4/1/2027	1,000,000	1,131,351
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000	1,427,654
Lancaster County Solid Waste Management Authority, Revenue Bonds (Insured; County Guaranty) Ser. B	5.00	12/15/2033	1,895,000	2,118,179
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000	131,646
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000	171,077
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000	164,409
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000	215,763
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000	181,308
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000	173,678
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2024	80,000	88,201
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2025	115,000	130,159
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000	1,743,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 83.1% (continued)
Lower Merion Township, GO, Ser. B	4.00	7/15/2030	440,000		489,527
Lower Merion Township, GO, Ser. B	4.00	7/15/2031	460,000		510,868
Lower Merion Township, GO, Ser. B	4.00	7/15/2034	515,000		568,904
Lower Merion Township, GO, Ser. B	4.00	7/15/2033	495,000		547,622
Lower Merion Township, GO, Ser. B	4.00	7/15/2029	425,000		473,401
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000		585,673
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group Project)	4.00	9/1/2034	1,000,000		1,178,057
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2030	1,600,000		2,030,232
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000		1,235,883
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000		1,360,869
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lafayette College) Ser. A	5.00	11/1/2023	2,000,000	[c]	2,234,666
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lehigh University) Ser. A	4.00	11/15/2035	1,030,000		1,178,701
Pennsbury School District, GO (Insured; St Aid Withholding) Ser. A	5.00	8/1/2040	810,000		990,343
Pennsbury School District, GO (Insured; St Aid Withholding) Ser. A	5.00	8/1/2035	630,000		778,919
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.) Ser. 2nd	3.00	9/15/2033	530,000		577,155
Pennsylvania, GO, Ser. 1st	5.00	3/15/2028	2,200,000		2,585,949
Pennsylvania Economic Development Financing Authority, Revenue Bonds (State System of Higher Education)	1.97	6/15/2028	1,000,000		1,013,196

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 83.1% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.15	11/1/2021	2,375,000		2,393,720
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Amtrak Project) Ser. A	5.00	11/1/2026	1,000,000		1,062,277
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Forum Place Project)	5.00	3/1/2022	1,000,000	[c]	1,036,435
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	1,690,000		1,943,638
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000		1,678,196
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build American Mutual) Ser. AT1	5.00	6/15/2027	1,000,000		1,210,451
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Temple University) Ser. 1st	5.00	4/1/2022	1,000,000	[c]	1,040,926
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The Trustees of the University of Pennsylvania) Ser. A	5.00	8/15/2032	1,000,000		1,223,733
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2033	1,000,000		1,297,667
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group) Ser. E	4.00	8/15/2034	1,000,000		1,159,878
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000		2,316,084

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 83.1% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2029	1,115,000		1,447,668
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (State System of Higher Education) Ser. AQ	5.00	6/15/2025	1,000,000		1,178,952
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2035	1,200,000		1,398,043
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania)	5.00	8/15/2031	400,000		509,718
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania)	5.00	8/15/2032	400,000		517,968
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania)	5.00	8/15/2029	375,000		463,219
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania)	5.00	8/15/2030	375,000		470,341
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2025	1,000,000		1,180,354
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	2,000,000		2,132,702
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 114C	3.65	10/1/2037	1,000,000		1,008,934
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	1,850,000		1,994,787
Pennsylvania Turnpike Commission, Revenue Bonds (Motor License Fund) Ser. A	5.00	12/1/2022	2,415,000	[c]	2,590,482
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2025	2,500,000		2,997,965

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 83.1% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Motor License Fund)	5.00	12/1/2034	1,000,000	1,242,176
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Motor License Fund)	5.00	12/1/2040	1,260,000	1,523,491
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Motor License Fund)	5.00	12/1/2038	1,230,000	1,516,873
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,325,000	1,627,638
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A1	5.25	12/1/2035	2,280,000	2,741,394
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2032	1,000,000	1,224,448
Philadelphia, GO, Refunding	5.00	8/1/2029	1,000,000	1,248,146
Philadelphia, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2030	1,275,000	1,585,104
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2029	1,000,000	1,248,146
Philadelphia, GO, Ser. B	5.00	2/1/2028	1,085,000	1,370,446
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	2,000,000	2,352,542
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000	1,863,259
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,242,700
Philadelphia Authority for Industrial Development, Revenue Bonds (Green Bond) (Philadelphia Museum) Ser. A	5.00	2/15/2034	1,250,000	1,556,674
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2026	850,000	1,030,581
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2027	850,000	1,055,901
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2025	1,500,000	1,750,253
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2031	2,000,000	2,324,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 83.1% (continued)
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	1,000,000		1,159,516
Philadelphia Water & Wastewater, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	2,000,000		2,350,773
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2033	325,000		355,238
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2032	500,000		548,045
Pittsburgh, GO, Refunding, Ser. A	4.00	9/1/2030	500,000		604,387
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2023	855,000		953,389
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000		1,249,361
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2024	940,000		1,086,248
Pittsburgh Water & Sewer Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2023	2,580,000	[c]	2,858,759
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	1,000,000		1,221,505
Selinsgrove Area School District, GO, Refunding (Insured; State Aid Withholding) Ser. B	3.00	3/1/2026	1,095,000		1,188,463
Seneca Valley School District, GO (Insured; State Aid Withholding)	4.00	7/15/2032	1,000,000		1,208,527
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (Wellspan Health Obligated Group) Ser. A	5.00	6/1/2027	2,085,000		2,353,008
State Public School Building Authority, Revenue Bonds, Refunding (The School District of Philadelphia) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2024	2,000,000		2,257,082
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding)	4.00	11/15/2027	1,975,000		2,187,998
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding) Ser. R	3.00	5/15/2031	1,730,000		1,920,182
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2024	1,220,000		1,388,394

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 83.1% (continued)
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	1,605,000	1,907,478
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2023	1,260,000	1,391,959
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000	1,219,266
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000	632,277
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2036	1,365,000	1,676,102
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2034	240,000	295,300
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2036	250,000	296,332
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2037	275,000	325,281
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2034	350,000	416,615
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2035	420,000	498,887
Upper Moreland Township School District, GO (Insured; State Aid Withholding)	4.00	10/1/2033	780,000	828,233
Upper St. Clair Township School District, GO (Insured; State Aid Withholding)	5.00	10/1/2041	1,000,000	1,140,435
West Chester Area School District, GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000	858,650
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2026	1,000,000	1,188,296
Whitemarsh Township, GO, Refunding	4.00	11/15/2039	1,000,000	1,076,452
Whitemarsh Township, GO, Refunding	4.00	11/15/2035	605,000	653,867
				164,829,611
U.S. Related - .9%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,500,000	1,541,216

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
U.S. Related - .9% (continued)
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2021	800,000	[d] 208,000
				1,749,216
Total Investments (cost $192,240,788)			103.0%	204,405,780
Liabilities, Less Cash and Receivables			(3.0%)	(6,049,132)
Net Assets			100.0%	198,356,648

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $4,130,757 or 2.08% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	204,405,780	−	204,405,780

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $12,164,992, consisting of $12,823,311 gross unrealized appreciation and $658,319 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.